Income Taxes - Unrecognized Deductible Temporary Differences (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Brazil
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences with no deferred tax assets recognized	$ 34,660	$ 37,213
Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences with no deferred tax assets recognized	61,656	29,522
Exploration and evaluation assets | Brazil
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences with no deferred tax assets recognized	34,660	37,213
Exploration and evaluation assets | Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences with no deferred tax assets recognized	0	0
Mineral property, plant and equipment | Brazil
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences with no deferred tax assets recognized	0	0
Mineral property, plant and equipment | Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences with no deferred tax assets recognized	922	90
Non-capital losses | Brazil
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences with no deferred tax assets recognized	0	0
Non-capital losses | Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences with no deferred tax assets recognized	44,521	22,194
Other | Brazil
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences with no deferred tax assets recognized	0	0
Other | Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences with no deferred tax assets recognized	$ 16,213	$ 7,238